Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Total	Series A Preferred	Series B Preferred	Common	General Partner
Balance at Dec. 31, 2017	$ 318,318	$ 73,216	$ 0	$ 245,055	$ 47
Balance at Dec. 31, 2017		3,000,000	0	35,490,000	35,526
-Net income	3,613	$ 6,750	$ 909	$ (4,042)	$ (4)
-Issuance of units, net of issuance costs (Note 9), value	52,976		$ 52,976
-Issuance of units, net of issuance costs (Note 9), shares			2,200,000
-Distributions declared and paid (common and preferred units) (Note 9)	(48,422)	(6,750)		(41,613)	(59)
Balance at Dec. 31, 2018	326,485	$ 73,216	$ 53,885	$ 199,400	$ (16)
Balance at Dec. 31, 2018		3,000,000	2,200,000	35,490,000	35,526
-Net income	3,613	$ 6,750	$ 4,813	$ (7,942)	$ (8)
-Distributions declared and paid (common and preferred units) (Note 9)	(16,391)	(6,750)	(5,200)	(4,437)	(4)
Balance at Dec. 31, 2019	313,707	$ 73,216	$ 53,498	$ 187,021	$ (28)
Balance at Dec. 31, 2019		3,000,000	2,200,000	35,490,000	35,526
-Net income	34,052	$ 6,750	$ 4,813	$ 22,466	$ 23
-Issuance of units, net of issuance costs (Note 9), value	297			$ 297
-Issuance of units, net of issuance costs (Note 9), shares				122,580
-Distributions declared and paid (common and preferred units) (Note 9)	(11,563)	(6,750)	(4,813)
Balance at Dec. 31, 2020	$ 336,493	$ 73,216	$ 53,498	$ 209,784	$ (5)
Balance at Dec. 31, 2020		3,000,000	2,200,000	35,612,580	35,526